Financial Assets Carried at Contract Value (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
EBP, Fully Benefit-Responsive Investment Contract
The following represents the disaggregation of contract value between types of investment contracts held by the Plan.

	As of December 31,
(In thousands)	2025	2024
Financial assets at contract value:
Traditional investment contract	$682,757	$665,831
Synthetic investment contracts	3,049,980	2,967,325
Total assets at contract value	$3,732,737	$3,633,156